Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
The carrying values of intangible assets at December 31, 2011 and December 31, 2010 are as follows:

		December 31, 2011			December 31, 2010
Dollars in millions	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization or Allocated to Solar Energy System	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization or Allocated to Solar Energy System	Net Carrying Amount
Amortizable intangible assets:
Favorable energy credits	7	$14.2	$(6.1)	$8.1	$14.2	$(3.2)	$11.0
Customer relationships(1)	6	5.7	(1.6)	4.1	5.4	(0.8)	4.6
Trade name	15	4.1	(0.6)	3.5	4.1	(0.3)	3.8
Internally developed software	4	1.7	(1.0)	0.7	1.3	(0.5)	0.8
Developed technology(1)	5	13.9	(5.5)	8.4	20.0	(1.3)	18.7
Customer sales backlog(1)	1	—	—	—	0.4	(0.2)	0.2
Non-compete agreement	1	1.2	(0.4)	0.8	—	—	—
Total amortizable intangible assets	7	$40.8	$(15.2)	$25.6	$45.4	$(6.3)	$39.1
Indefinite lived assets:
In-process technology(1)	Indefinite	$1.5	$—	$1.5	$0.3	$—	$0.3
Power plant development arrangements(2)	Indefinite	143.3	(21.2)	122.1	18.0	(4.9)	13.1
Total indefinite lived assets		$144.8	$(21.2)	$123.6	$18.3	$(4.9)	$13.4
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(1)
These intangibles represent the amounts acquired in the SunEdison, Solaicx and other acquisitions. The useful life for in-process technology will be determined once the research and development process is complete and, at that time, amortization of the asset will begin.

(2)
Power plant development arrangements are allocated to the solar energy system (property, plant and equipment or inventory) upon completion of the related solar energy systems stemming from the backlog at the date of acquisition. Includes $110.6 million recorded from the FRV U.S. acquisition.

Expected Annual Amortization Expense	We expect to recognize annual amortization expense as follows:

	2012	2013	2014	2015	2016
In millions
Amortization	$7.3	$5.3	$2.8	$1.2	$1.1

Changes in Goodwill
Changes in goodwill for the year ended December 31, 2011 are as follows:

In millions	January 1, 2011	Acquisitions (see Note 4)	Impairments (see Note 3)	December 31, 2011
Solar Energy	$342.7	$97.8	$(440.5)	$—
Total	$342.7	$97.8	$(440.5)	$—

Changes in goodwill for the year ended December 31, 2010 are as follows:

In millions	January 1, 2010	Acquisitions (see Note 4)	Impairments	December 31, 2010
Solar Energy	$285.3	$57.4	$—	$342.7
Total	$285.3	$57.4	$—	$342.7